Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Taxation [Abstract]
Schedule of income tax expense
	2022	2021	2020
Deferred income tax expense	(52,004)	(570,730)	(389,384)
Deferred income tax gain	62,332	549,110	410,668
Income tax gain/(loss)	10,329	(21,620)	21,284

Schedule of effective income tax expense
Reconciliation	2022	2021	2020
Loss before income tax	(26,538,740)	(17,036,823)	(8,221,449)
Income tax at statutory tax rates applicable to results in the respective countries	3,641,775	2,348,057	991,120
Effect of unrecognized temporary differences	(125,260)	(632,031)	(302,557)
Effect of unrecognized taxable losses	(3,015,088)	(1,885,486)	(184,881)
Effect of impairment of assets	—	(75,375)	—
Effect of previously unrecognized deferred tax asset	—	—	97,458
Effect of expenses not considerable for tax purposes	—	—	(47,894)
Effect of impact from application of different tax rates	(491,098)	223,215	(531,962)
Income tax gain/(loss)	10,329	(21,620)	21,284

Schedule of deferred taxes assets and liabilities
	December 31,	December 31,
Deferred Tax Liabilities	2022	2021
Intangible assets	—	(51,914)
Deferred unrealized foreign exchange gains	—	—
Other receivables	(167,299)	(122,449)
Total	(167,299)	(174,363)

	December 31,	December 31,
Deferred Tax Asset	2022	2021
Net operating loss (NOL)	41,429	31,879
Total	41,429	31,879
Deferred Tax, net	(125,870)	(142,484)

Schedule of recognized tax benefits deferred tax
	Opening	Recognized in	Recognized in	Exchange	Closing
Deferred Tax 2022	Balance	Profit or Loss	Equity	Differences	Balance
Intangible assets	(51,914)	51,958	—	(44)	—
Other receivables	(122,449)	(52,004)	—	7,154	(167,299)
Net operating loss (NOL)	31,879	10,374	—	(825)	41,429
Total	(142,484)	10,329	—	6,285	(125,870)

	Opening	Recognized in	Recognized in	Exchange	Closing
Deferred Tax 2021	Balance	Profit or Loss	Equity	Differences	Balance
Intangible assets	(252,174)	199,056	—	1,204	(51,914)
Deferred unrealized foreign exchange gains	(350,054)	350,054	—	—	—
Derivative financial asset	—	(127,000)	—	4,551	(122,449)
Net operating loss (NOL)	476,363	(443,730)	—	(754)	31,879
Total	(125,865)	(21,620)	—	5,001	(142,484)

Schedule of tax loss carry forwards
	December 31,	December 31,
	2022	2021
Within 1 year	27,956,899	28,909,896
Between 1 and 3 years	31,668,498	50,673,943
Between 3 and 7 years	41,797,708	29,007,049
More than 7 years	1,691,572	1,264,262
Total	103,114,677	109,855,150

Schedule of tax effect of major unrecognized temporary differences and loss
	December 31,	December 31,
	2022	2021
Deductible temporary differences
Deferred income	111,025	—
Employee benefit plan	43,841	87,149
Other accounts payable	—	344,822
Total potential tax assets	154,866	431,971
Potential tax assets from loss carry-forwards not recognized	13,297,723	14,271,306
Total potential tax assets from loss carry-forwards and temporary differences not recognized	13,452,589	14,703,277